MAJOR CUSTOMERS/VENDORS	12 Months Ended
Dec. 31, 2019
Risks and Uncertainties [Abstract]
MAJOR CUSTOMERS/VENDORS

NOTE 12 – MAJOR CUSTOMERS/VENDORS

During the year ended December 31, 2019, two customers accounted for 97% of total sales.  During the year ended December 31, 2018, four customers accounted for 100.0% of total sales. Generally, a substantial percentage of the Company's sales has been made to a small number of customers and is typically on an open account basis.

During the years ended December 31, 2019 and 2018, the Company purchased 100.0% of pigment from one vendor. Additionally, during the years ended December 31, 2019 and 2018, the Company purchased 100.0% of canisters from one vendor.

As of December 31, 2019, two customers accounted for 97% of total accounts receivable.